Summary of Significant Accounting Policies (Assets) (Details)	12 Months Ended
Dec. 31, 2018
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	3 years
Mobile Equipment [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	2 years
Mobile Equipment [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	10 years
Other equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	2 years
Other equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	20 years
Processing Plant [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	2 years
Processing Plant [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	20 years
Vehicles [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	3 years
Vehicles [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	7 years
Buildings [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	7 years
Buildings [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	20 years
Office equipment [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	2 years
Office equipment [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives of property, plant and equipment	8 years